Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jan. 21, 2025	Jun. 30, 2015	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Dec. 31, 2015	Jun. 30, 2025	Jun. 30, 2016	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025
C000232065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A
Accumulated Value		$ 10,000						$ 10,001		$ 10,001	$ 10,002	$ 10,003	$ 10,015	$ 10,035	$ 10,089	$ 10,159	$ 10,214	$ 10,225	$ 10,226	$ 10,226	$ 10,227	$ 10,229	$ 10,317	$ 10,502	$ 10,773	$ 11,008	$ 11,235	$ 11,419
C000246508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B
Accumulated Value	$ 10,000		$ 10,034	$ 10,062	$ 10,089	$ 10,117	$ 10,145
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,243	10,246	10,287	10,213		10,065		10,600	10,332	10,567	10,698	10,525	10,699	11,353	11,632	12,345	12,505	12,304	12,312	11,038	10,710	10,934	11,302	11,222	11,444	11,904
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 3 Month US Treasury Bill Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,046	$ 10,080	$ 10,115	$ 10,152		$ 10,004		$ 10,019	$ 10,037	$ 10,068	$ 10,123	$ 10,205	$ 10,313	$ 10,441	$ 10,548	$ 10,611	$ 10,618	$ 10,621	$ 10,624	$ 10,639	$ 10,780	$ 11,024	$ 11,324	$ 11,623	$ 11,922	$ 12,171